Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development		$ 11,327	$ 18,381	$ 16,977
General and administrative		3,412	7,078	11,556
Total operating expenses		14,739	25,459	28,533
Financing income, net		(794)	(1,238)	(353)
Loss before taxes		13,945	24,221	28,180
Tax benefit		0	0	(534)
Net loss for the year		$ 13,945	$ 24,221	$ 27,646
Basic loss per Ordinary Share		$ 0.039	$ 0.103	$ 0.121
Diluted loss per Ordinary Share		$ 0.039	$ 0.103	$ 0.121
Weighted average number of Ordinary Shares outstanding, basic	[1]	359,048,638	234,998,859	227,589,288
Weighted average number of Ordinary Shares outstanding, diluted	[2]	359,048,638	234,998,859	227,589,288

[1]	Number of shares has been retroactively adjusted to reflect the share reverse split effected on March 16, 2021 (refer to Note 1)
[2]	1 American Depositary Share (ADS) represents 20 Ordinary Shares.